Debt instruments (Details Narrative)																		1 Months Ended				3 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended
		Nov. 10, 2025 USD ($)	Sep. 23, 2025 USD ($)	Sep. 16, 2025 USD ($)	Jun. 06, 2025 USD ($)	Jun. 05, 2025 USD ($) $ / shares shares	Mar. 25, 2025 USD ($)	Mar. 21, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 30, 2024 USD ($)	Dec. 19, 2024 USD ($)	Dec. 12, 2024 USD ($)	Nov. 08, 2024 USD ($)	Nov. 06, 2024 USD ($)	Sep. 25, 2024 USD ($)	Aug. 08, 2024 USD ($) shares	Jun. 23, 2023 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Nov. 30, 2024 $ / shares shares	Aug. 31, 2024 $ / shares	Dec. 31, 2025 USD ($) $ / shares shares		Nov. 08, 2025 USD ($)	Jun. 05, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2027	Oct. 28, 2025 $ / shares shares	Jun. 30, 2025 $ / shares	Jun. 25, 2025 USD ($)	May 21, 2025 USD ($)	Jan. 17, 2025 USD ($)	Oct. 31, 2024 $ / shares shares	Aug. 08, 2024 $ / shares
Short-Term Debt [Line Items]
Principal amount						$ 6,200,000																			$ 6,200,000
Interest expense																											$ 29,242		$ 50,560
Gain loss on debt																											29,791,130
Series one convertible debt noncurrent									$ 5,494,151										$ 5,494,151			$ 4,241,610				$ 4,241,610	4,241,610		5,494,151
Series two convertible debt noncurrent									13,898,481										13,898,481			8,852,012				8,852,012	8,852,012		13,898,481
Net liability																						2,522,709				2,522,709	2,522,709
Funding stream description																	On June 23, 2023, all conditions were met for the closing of The Stream, and $46,000,000 was advanced to the Company (“The Stream”). The Stream was secured by the same security package that is in place with respect to the RCD, CD1, and CD2. The Stream was repayable by applying 10% of all payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 63.5 million pounds of zinc, 40.4 million pounds of lead, and 1.2 million ounces of silver (subsequently amended, as described below). Thereafter, The Stream was repayable by applying 2% of payable metals sold. The delivery price of streamed metals was 20% of the applicable spot price.
Debt amount available under stream																	$ 46,000,000
Stream debenture noncurrent									52,923,747								$ 740,956		$ 52,923,747										52,923,747
Interest rate																						10.60%				10.60%	10.60%
Accertion expenses																											$ 1,570,574		4,003,934
Gain (loss) on revaluation liability																											$ 4,149,606		230,000
Debt instrument, description																		As a greater than 10% holder in the Company’s equity, Sprott is a related party. As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.	As consideration for Sprott advancing the debt facility the Company granted a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.								the key assumptions: The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and long-term commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, 27.76 $/oz to $31.96 $/oz for silver, and timing of production.
Deposits																																	$ 1,000,000
Proceeds from debt																											$ 3,500,000
Accretion expense on liability																											4,964,883		6,010,303
Interest payable																						$ 154,743				$ 154,743	154,743
Long term loans payable									$ 31,802,708										$ 31,802,708			$ 80,701,239				$ 80,701,239	$ 80,701,239		31,802,708
Number of shares issued for warrants | shares																						2,370,640	[1]			2,370,640 [1]	2,370,640	[1]			26,433
Exercise price | (per share)																					$ 5.60										$ 5.25
Tranche 1 Warrants [Member]
Short-Term Debt [Line Items]
Number of shares issued for warrants | shares																36,588
Exercise price | $ / shares																																					$ 5.60
Tranche 2 Warrants [Member]
Short-Term Debt [Line Items]
Number of shares issued for warrants | shares																11,429																				11,429
Exercise price | $ / shares																																				$ 5.60	5.60
Tranche 3 & 4 Warrants [Member]
Short-Term Debt [Line Items]
Number of shares issued for warrants | shares																13,623				13,623
Exercise price | $ / shares																				$ 4.20																	4.20
Warrants exercisable date																Aug. 08, 2027				Aug. 08, 2027
Tranche 5 Warrants [Member]
Short-Term Debt [Line Items]
Number of shares issued for warrants | shares																2,868
Exercise price | $ / shares																																					5.25
Tranche 6 Warrants [Member]
Short-Term Debt [Line Items]
Number of shares issued for warrants | shares																21,206
Exercise price | $ / shares																																					$ 6.65
First Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Interest rate																15.00%
Debt instrument, description																the number of U.S. dollars equal to 609,805 ounces of silver.
Principal amount																$ 16,422,039
Long term loans payable										$ 1,201,781			$ 1,076,563	$ 5,422,474	$ 5,352,438	13,225,005
Second Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, description															the number of U.S. dollars equal to 200,000 ounces of silver.
Principal amount															$ 6,369,000
Third Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, description														the number of U.S. dollars equal to 198,777 ounces of silver.
Principal amount														$ 6,321,112
Fourth Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, description													the number of U.S. dollars equal to 39,620 ounces of silver.
Principal amount													$ 1,250,000
Fifth Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, description										the number of U.S. dollars equal to 50,198 ounces of silver.
Principal amount										$ 1,478,847
Sixth Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, description		the number of U.S. dollars equal to 50,384 ounces of silver.																						interest payment on 1,098,399 ounces
Principal amount		$ 2,521,215
Long term loans payable
Metals Purchase Agreement [Member]
Short-Term Debt [Line Items]
Interest rate						1.65%																			1.65%
Principal amount						$ 4,000,000																			$ 4,000,000
Gain loss on debt																											$ 29,580,954
Deposits						$ 46,000,000																			46,000,000
Number of shares issued | shares						200,000,000
Maturity date						Jun. 05, 2030
Silver Loan [Member]
Short-Term Debt [Line Items]
Changes in fair value of credit risk		$ 2,155,718				$ 468,878																					49,386,219		2,820,533
Teck Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate								12.00%
Principal amount																																		$ 4,400,000
Interest expense																											87,160
Advance received							$ 2,325,000	$ 763,000
Principal amount advanced																																		$ 1,000,000
Repaid principal and accrued interest					$ 4,487,160
Debt instrument principal and interest outstanding
Teck Standby Facility [Member]
Short-Term Debt [Line Items]
Credit facility						$ 10,000,000																			$ 10,000,000
Bear interest rate						15.00%																			15.00%
Credit facility description						The Teck Standby Facility will be available to the Company, until the earlier of (i) June 30, 2028, or (ii) the date on which the Bunker Hill project hits 90% of name plate capacity or on the date on which the Company is cash flow positive for a quarter, whichever is sooner, unless terminated earlier by Teck.
Teck Standby Facility [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Bear interest rate																														13.50%
Unsecured Loan [Member]
Short-Term Debt [Line Items]
Advance received			$ 1,750,000	$ 1,750,000
Debt instrument principal and interest outstanding
Other Comprehensive Income (Loss) [Member] | Silver Loan [Member] | Credit Risk [Member]
Short-Term Debt [Line Items]
Changes in fair value of credit risk																											1,925,528		2,703,914
Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest expense																											268,333		510,411
Consolidated Balance Sheets [Member] | CD3 Note [Member]
Short-Term Debt [Line Items]
Interest expense
Interest Expense [Member]
Short-Term Debt [Line Items]
Accertion expenses																											$ 971,426		$ 1,615,066
Maximum [Member] | Definitive Agreements [Member] | Silver Loan [Member]
Short-Term Debt [Line Items]
Loans																$ 1,200,000
Maximum [Member] | Teck Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount								$ 3,400,000
Maximum [Member] | Unsecured Loan [Member] | Nonrelated Party [Member]
Short-Term Debt [Line Items]
Principal amount				$ 3,500,000
Series 1 Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate																						7.50%				7.50%	7.50%
Principal amount																						$ 6,000,000				$ 6,000,000	$ 6,000,000
Maturity date, description																					the maturity date of CD1 from March 31, 2026, to March 31, 2028, and that CD1 would remain outstanding until the new maturity date unless the Company elects to exercise its option of early repayment.
Debt instrument convertible conversion price | (per share)									$ 7.280										$ 7.280		$ 10.50	$ 3.675				$ 3.675	$ 3.675		$ 7.280			$ 10.50
Decrease in conversion price | $ / shares																																$ 3.675
Interest expense																									$ 193,459	$ 328,949
(Gain) loss on settlement of interest																											$ 297,934
Loss on debt settlement																													$ 397,016
Gain loss on debt																											$ 3,077,155
Maturity date	[2],[3],[4]								Mar. 31, 2028
Series 1 Convertible Debt [Member] | Host Debt [Member]
Short-Term Debt [Line Items]
New debt						$ 3,912,661
Transaction costs						52,161
Series 1 Convertible Debt [Member] | Conversion Option Valued [Member]
Short-Term Debt [Line Items]
New debt						1,928,753
Series 1 Convertible Debt [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate																																7.50%
Series 1 Convertible Debt [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate																																5.00%
Series 2 Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate																						10.50%				10.50%	10.50%
Principal amount																						$ 15,000,000				$ 15,000,000	$ 15,000,000
Maturity date, description																					the maturity date of CD2 from March 31, 2026, to March 31, 2029
Debt instrument convertible conversion price | (per share)									$ 7.070										$ 7.070			$ 3.675				$ 3.675	$ 3.675		$ 7.070			$ 10.15
Decrease in conversion price | $ / shares																																$ 3.675
Interest expense																									$ 684,041	$ 687,247
Maturity date	[2],[3],[4]								Mar. 31, 2029
Series 2 Convertible Debt [Member] | Host Debt [Member]
Short-Term Debt [Line Items]
New debt						8,164,765
Transaction costs						130,401
Series 2 Convertible Debt [Member] | Conversion Option Valued [Member]
Short-Term Debt [Line Items]
New debt						$ 6,482,376
Series 2 Convertible Debt [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate																																10.50%
Series 2 Convertible Debt [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate																																5.00%
Convertible Debt [Member]
Short-Term Debt [Line Items]
Changes in fair value of credit risk																											$ 1,002,763		$ (890,258)
Convertible Debt [Member] | Other Comprehensive Income (Loss) [Member]
Short-Term Debt [Line Items]
Changes in fair value of credit risk																											795,907		(1,107,109)
Series 3 Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate						5.00%																			5.00%
Principal amount						$ 4,000,000																			$ 4,000,000
Maturity date, description						matures on June 5, 2030
Debt instrument convertible conversion price | $ / shares						$ 3.675																			$ 3.675
Interest expense																											254,312
Series 3 Convertible Debt [Member] | Host Debt [Member]
Short-Term Debt [Line Items]
New debt						$ 2,268,397
Transaction costs						174,576
Series 3 Convertible Debt [Member] | Conversion Option Valued [Member]
Short-Term Debt [Line Items]
New debt						1,558,941
Debt Facility [Member]
Short-Term Debt [Line Items]
Interest rate																	10.00%
Principal amount																	$ 21,000,000	$ 6,000,000																	$ 5,000,000
Interest expense
Loss on debt settlement																											187,458
Accertion expenses																											$ 1,057,438		31,280
Debt instrument, description																	The maturity date of any drawings under the Debt Facility will be June 30, 2030. For every $5,000,000 or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20,000,000.
Debt term																	2 years
Interest repayment rate																	15.00%
Maturity date																	Jun. 30, 2030										Jun. 30, 2030
Debt advance payment																	$ 5,000,000
Royalties payment																	$ 20,000,000
Proceeds from debt											$ 5,000,000	$ 5,000,000
Repayments of debt						6,000,000
Interest on debt						$ 200,000
Shares issued for repayment of debt pricinpal | shares						57,142,857
Shares issued for repayment of debt interest | shares						1,904,762
Interest payment																											$ 2,000,000
Accretion expense on liability																											1,335,985
Net liability																						15,160,612				15,160,612	15,160,612
Interest payable																						$ 766,667				$ 766,667	$ 766,667

[1]	Exercisable into one share of common stock of the Company.
[2]	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
[3]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
[4]	The conversion price of the CD1 is $3.675 and $7.280 CD2 is $3.675 and $7.070 as of December 31, 2025 and December 31, 2024 respectively.